December 17, 2013

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn: Mr. Larry Greene

Re: Prudential Investment Portfolios 18: Form N-1A

Post-Effective Amendment No. 26 to the Registration

Statement under the Securities Act of 1933;

Amendment No. 27 to the Registration Statement under

the Investment Company Act of 1940

Securities Act Registration No. 333-43491

Investment Company Act No. 811-08587

Dear Mr. Greene:

We filed through EDGAR on October 4, 2013 on behalf of Prudential Jennison MLP Fund (the “Fund”), a series of Prudential Investment Portfolios 18 (formerly, Prudential Jennison 20/20 Focus Fund) (the “Trust”), Post-Effective Amendment No. 26 to the Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 27 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (the “Amendment”). The Amendment was filed under Rule 485(a)(2) under the 1933 Act solely for the purpose of adding a new series to the Trust.

This letter is intended to respond to the Staff’s comments on the Amendment that you conveyed by telephone on November 18, 2013. For your convenience, a summary of the Staff’s comments is included herein and the Fund’s responses are keyed accordingly, as set forth below. The responses will be included in Post Effective Amendment No. 27 to the Registrant’s registration statement to be filed under Rule 485(b) with effectiveness designated for December 18, 2013. Capitalized terms used herein, and not otherwise defined, have the respective meanings assigned in the Amendment.

GENERAL

1.                  Comment: Please respond to these comments in a writing filed on EDGAR, include the appropriate Tandy responses in such writing and conform the disclosure throughout the registration statement to reflect revisions made to staff comments to specific sections of the registration statement.
..

Response: The Fund will respond to the comments in a writing that is filed on EDGAR, and will include the appropriate Tandy responses in such writing. The disclosure has been conformed to reflect revisions made in response to staff comments throughout the registration statement.

3. Comment: Review the Fund’s derivatives disclosure in light of the Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010).

Response: The Fund has considered the Letter to Karrie McMillan, Esq., General Counsel, Investment Company Institute, Derivatives-Related Disclosures by Investment Companies (July 30, 2010) and submits that its disclosure is appropriate based on the guidance given in this letter.

4. Comment: The name of the Registrant on the cover is confusing. Since the name change has occurred, please consider using a parenthetical with the former name of the a fund for future name changes.

Response: The Registrant consider the staff’s comments for future fund name changes.

5. Comment: Please confirm that the font size used throughout the filing conforms to regulatory requirements.

Response: The Fund confirms that the font size is consistent with to regulatory requirements.

6. Comment: The Red Herring language as well as the other two paragraphs on the prospectus cover do not mesh with the requirements for Items 1 – 8 of Form N-1A, and may not be permitted in the prospectus summary.

Response: Please note that we discussed this comment with you and we agreed that the staff currently does not have an interpretation of Items 1 to 8 of Form N-1A that would prohibit such disclosures. With respect to the red herring language, Rule 481 under the 1933 Act requires such disclosure. With respect to the other disclosures, we understand that in the future the staff may request that we delete or revise such disclosures.

PROSPECTUS

6. Comment: In the fee table, (a) you may delete line items referring to all three classes of the Fund as to which no fee is being imposed; (b) in the Annual Fund Operating Expenses fee table please add a line item related to Acquired Fund fees, if applicable; (c) revise footnotes 2 and 3 to be responsive to Instruction 3(e) to Item 3 of

Form N-1A, which discusses who can terminate the waivers and under what conditions; the terms “subject to review” in the footnotes is not sufficiently clear to comply with this instruction; (d) confirm whether there is there any chance for recoupment of the waivers by the Fund.

Response: (a) The Fund prefers to state “None” rather than delete the line items. (b) Such line item is not applicable to the Fund.
(c) The disclosure has been revised as requested.

(d) The Fund currently does not have a recoupment policy.

7. Comment: Revise the sixth paragraph in the “Principal Investment Strategies” to clarify that these equity securities are included in the Fund’s 80% test.

Response: The language has been revised to clarify that this disclosure is noting the types of equity securities that the Fund may purchase, regardless of the 80% test.

8. Comment: Add additional disclosure in the “Energy Sector Risk” section concerning other types of risks such as climate change and fracking. If additional disclosure is not added, include language as to why it is not included.

Response: The disclosure has been revised as requested.

9. Comment: On the top of page 11, in the third paragraph, an appendix should be added to the back of the prospectus for fixed income.

Response: The disclosure has been revised as requested.

10. Comment: In the “Investments in Affiliated Funds “ section, please revise and clarify the intent of the sentence noting the Fund’s payment of its proportional share of expenses of the affiliated funds and that there is no fee duplication.

Response: The disclosure has been revised as requested.

11. Comment: In the section entitled “Temporary Defensive Investments,” explain what is meant by the term “foreign banks.” Please clarify whether this includes domestic banks with foreign branches, or refers to foreign branches of foreign banks.

Response: The term foreign banks refers to foreign branches of foreign banks. We had further conversations with the staff on this point and the staff currently does not have any prohibition on using such foreign banks for defensive purposes.

12. Comment: In the Investment Risk sections, the discussion that performance can deviate appears earlier in the prospectus. Please explain why it appears here and what it means, as it is not an index fund.

Response: We believe this disclosure is applicable in both sections. We respectfully submit that additional revisions to the disclosure are not necessary.

13. Comment: In the “Involuntary Redemption of Small Accounts” section, please explain the language stating that the Fund may redeem shares if the value of a shareholder’s account with PMFS is less than $500 for any reason. Explain if this applies when NAV goes down, and explain if this statement is consistent with state law and the Fund’s charter.

Response: The Fund confirms that this statement is consistent with state law and the Fund’s charter. The Fund reserves the right to impose the involuntary redemption for any reason.

STATEMENT OF ADDITIONAL INFORMATION

14. Comment: In the “Asset Based Securities” section, the end of the last sentence in the first paragraph, add disclosure indicating, if accurate, that asset based securities do not represent an interest in the referenced assets and whether such securities are liquid.

Response: The disclosure has been revised as requested.

15. Comment: In the section entitled “Total Return Swap Agreements,”, please note that the staff may change its position with respect to asset segregation and that such revisions could have a material impact on the Fund.

Response: The Fund confirms that it is aware that the staff is reviewing asset segregation of total return swaps.

16. Comment: In Item 4 of the “Investment Restrictions” section regarding industry concentration, please add “group of industries” to the concentration policy.

Response: The disclosure has been revised as requested

The Registrant hereby acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Commission staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Any questions or comments with respect to the Amendment may be communicated to Claudia DiGiacomo at (973) 802-5032.

Sincerely yours,

/s/ Claudia DiGiacomo

Claudia DiGiacomo

Vice President and Corporate Counsel